Equity Compensation Plan - Summary of Company's Non-Vested Restricted Shares (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance Number of restricted shares	530	0
Vested Number of restricted shares	(265)
Granted Number of restricted shares	22,667	530
Ending balance Number of restricted shares	22,932	530
Beginning Balance Weighted average grant date fair value per non-vested share	$ 637.5	$ 0
Vested Weighted average grant date fair value per non-vested share	(637.5)
Granted Weighted average grant date fair value per non-vested share	17.4	637.5
Ending balance Weighted average grant date fair value per non-vested share	$ 24.57	$ 637.5